INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Investment Securities
Schedule of investment securities

	2022	2021

Investment on debt securities (i)	219.1	192.9
Non-current investment securities	219.1	192.9

Financial assets at fair value through profit or loss	454.5	1,914.6
Current investment securities	454.5	1,914.6

Total	673.6	2,107.5

(i)	The balance refers substantially to financial investments linked to tax incentives that do not have immediate convertibility into a known amount of cash.